Equity - Adjusted income from continuing operations attributable to shareholders (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Equity [Abstract]
Profit (loss)	[1]	€ 1,195	[2],[3]	€ 1,173	[3],[4]	€ 1,097	[2]
Profit (loss) from discontinued operations	[1],[2],[5]	(10)		(19)		(213)
Profit (loss) from continuing operations	[5]	1,205	[4]	1,192	[4]	1,310
Income from continuing operations attributable to non-controlling interests	[3],[4]	(8)		(5)
Income from continuing operations attributable to owners of parent	[3],[4]	1,197		1,186
Amortization of acquired intangible assets		381	[3],[4]	350	[3],[4]	347	[2]
Impairment loss recognised in profit or loss, goodwill	[3],[4]	144		97
Restructuring and acquisition-related charges		203	[2],[3]	318	[3],[4]	258	[2]
Other items	[2]	301	[3]	153	[3]	€ 41
Net finance expenses	[3],[4],[6]	(125)		13
Tax impact of adjusted items	[3],[4]	(285)		(280)
Adjusted Income from continuing operations attributable to shareholders	[3],[4]	€ 1,814		€ 1,838

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[6]	The comparative figures have been restated to conform to the revised definitions. Refer to the Reconciliation of non-IFRS information.